Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jul. 31, 2020
VALUE LINE ASSET ALLOCATION FUND INC | Institutional
Prospectus:
Trading Symbol	VLAIX
VALUE LINE ASSET ALLOCATION FUND INC | Investor
Prospectus:
Trading Symbol	VLAAX